THE CORPORATE FUND ACCUMULATION PROGRAM, INC.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536





May 6, 1999

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C.   20549

Attention:  Division of Investment Management

Re:      The Corporate Fund Accumulation Program, Inc.
         Post Effective Amendment No. 26 to the
         Registration Statement on Form N-1A
         (Securities Act File No. 2-57060)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the 1933 Act"), The Corporate Fund Accumulation Program, Inc. (the "Program") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Program's Registration Statement on Form N-1A, constituting the most recent amendment to the Program's Registration Statement on Form N-1A; and

     (2)  the  text  of   Post-Effective  Amendment   No. 26  to  the  Program's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 30, 1999.

Very truly yours,


THE CORPORATE FUND ACCUMULATION PROGRAM, INC.

By /s/ Susan B. Baker
   _________________________________
         Susan B. Baker, Secretary